Disclosure of detailed information about exploration assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Tangible exploration and evaluation assets	$ 27,707,769	$ 27,686,230
Additions	1,439,639	667,553
Adjustments	(412,549)
Earn-in Randgold payment	(1,251,296)	(646,014)
Tangible exploration and evaluation assets	27,483,564	27,707,769
North Kivu [Member]
Statement [Line Items]
Tangible exploration and evaluation assets	9,955,415	9,946,482
Additions	203,541	8,933
Adjustments	0
Earn-in Randgold payment	0	0
Tangible exploration and evaluation assets	10,158,956	9,955,415
Ngayu [Member]
Statement [Line Items]
Tangible exploration and evaluation assets	17,752,354	17,739,748
Additions	1,236,098	658,620
Adjustments	(412,549)
Earn-in Randgold payment	(1,251,296)	(646,014)
Tangible exploration and evaluation assets	$ 17,324,607	$ 17,752,354